UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22323

Nuveen Enhanced Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Enhanced Municipal Value Fund (NEV)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENT – 108.8%

	MUNICIPAL BONDS – 108.1%

	Alabama – 0.9%
$ 2,000	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	10/16 at 100.00	AA	$ 2,011,660
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
1,350	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013A, 5.250%,	10/23 at 102.00	AA	1,556,024
	10/01/48 – AGM Insured
3,350	Total Alabama			3,567,684
	Arizona – 3.3%
1,585	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender	1/22 at 100.00	AA–	2,461,854
	Option Bond Trust 2015-XF2046, 16.758%, 1/01/43 (IF) (4)
2,000	Arizona State, Certificates of Participation, Series 2010A, 5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	2,261,880
2,500	Festival Ranch Community Facilities District, Buckeye, Arizona, General Obligation Bonds,	7/19 at 100.00	AA	2,816,475
	Series 2009, 6.500%, 7/15/31 – BAM Insured
1,030	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great	7/21 at 100.00	BB	1,164,590
	Hearts Academies – Veritas Project, Series 2012, 6.600%, 7/01/47
320	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Government Project Bonds, Series	12/17 at 102.00	B–	316,637
	2008, 7.000%, 12/01/27
2,000	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Economic Development Bonds,	5/22 at 100.00	B+	2,263,580
	Series 2012A, 9.750%, 5/01/25
50	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc.	No Opt. Call	BBB+	62,766
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/32
1,719	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	10/16 at 100.00	N/R	1,721,579
	2005, 6.000%, 7/01/30
11,204	Total Arizona			13,069,361
	California – 15.6%
180	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second	10/26 at 100.00	BBB+	218,929
	Subordinate Lien Series 2016B, 5.000%, 10/01/37
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/19 at 100.00	AA (5)	5,583,698
	2009F-1, 5.000%, 4/01/34 (Pre-refunded 4/01/19)
920	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	Aa1	1,276,656
	Tender Option Bond Trust 2015-XF2188. Formerly Tender Option Bond Trust 3144,
	17.602%, 10/01/38 (IF)
2,040	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA–	3,495,622
	Tender Option Bond Trust 2015-XF0120, 22.943%, 10/01/39 (IF) (4)
	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option
	Bond Trust 2016-XG0048:
300	22.679%, 8/15/26 (IF) (4)	8/20 at 100.00	AA–	573,045
1,700	22.679%, 8/15/26 (IF) (4)	8/20 at 100.00	AA–	3,247,255
1,000	California Municipal Finance Authority, Revenue Bonds, Harbor Regional Center Project, Series	11/19 at 100.00	A3 (5)	1,231,310
	2009, 8.000%, 11/01/29 (Pre-refunded 11/01/19)
3,450	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB+	4,026,909
	University Medical Center, Series 2016A, 5.250%, 12/01/56
500	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB+	565,785
	of the West, Series 2010, 5.750%, 10/01/25
400	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project,	12/21 at 100.00	A+	511,120
	Subordinate Series 2011A, 7.000%, 12/01/36
490	Etiwanda School District, California, Special Tax Bonds, Coyote Canyon Community Facilities	9/19 at 100.00	N/R	546,384
	District 2004-1 Improvement Area 2, Series 2009, 6.500%, 9/01/32
2,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	2,040,660
	Bonds, Series 2007A-1, 5.750%, 6/01/47
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Tender Option Bond Trust 2015-XF1038:
1,250	15.887%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	2,310,338
2,445	15.874%, 6/01/40 (IF) (4)	6/25 at 100.00	A+	4,517,235
2,550	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust	7/21 at 100.00	Aaa	6,430,333
	3253, 30.890%, 7/15/40 (Pre-refunded 7/15/21) (IF) (4)
960	Inland Empire Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	N/R	965,616
	Bonds, Series 2007, 4.625%, 6/01/21
225	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	215,548
	2007B, 1.665%, 11/15/27
1,710	Los Angeles Community College District, California, General Obligation Bonds, Tender Option	8/18 at 100.00	AA+ (5)	2,556,724
	Bond Trust 2016-XG0045, 23.100%, 8/01/33 (Pre-refunded 8/01/18) (IF)
1,600	Los Angeles County, California, Community Development Commission Headquarters Office Building,	9/21 at 100.00	Aa3	3,052,960
	Lease Revenue Bonds, Community Development Properties Los Angeles County Inc., Tender Option
	Bond Trust 2016-XL0022, 21.017%, 9/01/42 (IF) (4)
525	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International	5/20 at 100.00	AA	605,042
	Airport, Senior Lien Series 2010A, 5.000%, 5/15/31
1,080	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	1,362,830
	City Redevelopment Project, Series 2011, 7.000%, 8/01/32
1,165	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	1,420,927
	Project, Series 2011, 6.750%, 9/01/40
945	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation,	10/16 at 100.00	CCC+	938,763
	Parcel Tax Secured Financing Program, Series 2010, 7.000%, 4/01/25
265	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	296,856
	6.750%, 11/01/39
250	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	295,163
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay North Redevelopment Project, Series 2011C:
500	6.500%, 8/01/27 (Pre-refunded 2/01/21)	2/21 at 100.00	A– (5)	626,245
700	6.750%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	A– (5)	884,478
500	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	BBB+ (5)	629,005
	Mission Bay South Redevelopment Project, Series 2011D, 6.625%, 8/01/27 (Pre-refunded 2/01/21)
360	Santee Community Development Commission, California, Santee Redevelopment Project Tax	2/21 at 100.00	A	445,536
	Allocation Bonds, Series 2011A, 7.000%, 8/01/31
1,000	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	A+	1,131,630
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
2,400	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	No Opt. Call	A+	3,978,888
	California, Revenue Bonds, Tender Option Bond Trust 2015-XF0117, 19.590%, 6/01/17 (IF) (4)
3,110	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds,	8/17 at 100.00	AA (5)	3,252,873
	Election 2005 Series 2007, 5.000%, 8/01/31 (Pre-refunded 8/01/17) – AGM Insured
1,045	Ukiah Redevelopment Agency, California, Tax Allocation Bonds, Ukiah Redevelopment Project,	6/21 at 100.00	A+	1,278,996
	Series 2011A, 6.500%, 12/01/28
1,020	Western Placer Unified School District, Placer County, California, Certificates of	8/19 at 100.00	AA	1,142,471
	Participation, Refunding Series 2009, 5.250%, 8/01/35 – AGM Insured
43,585	Total California			61,655,830
	Colorado – 3.9%
1,902	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Montessori School of	10/16 at 100.00	N/R	1,905,081
	Evergreen, Series 2005A, 6.500%, 12/01/35
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project,
	Series 2007:
250	6.200%, 4/01/16 (Alternative Minimum Tax) (6)	No Opt. Call	N/R	224,973
26	5.000%, 9/01/16 (Alternative Minimum Tax) (6), (7)	No Opt. Call	N/R	25,221
2,000	Conservatory Metropolitan District, Aurora, Arapahoe County, Colorado, General Obligation	12/17 at 100.00	AA	2,029,040
	Bonds, Limited Tax Series 2007, 5.125%, 12/01/37 – RAAI Insured
4,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Refunding Series 2006B, 0.000%,	9/26 at 52.09	AA–	1,479,240
	9/01/39 – NPFG Insured
2,860	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A, 0.000%, 9/01/27 –	No Opt. Call	AA–	2,169,281
	NPFG Insured
	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs
	Utilities, Series 2008:
475	6.250%, 11/15/28	No Opt. Call	A	638,020
4,030	6.500%, 11/15/38	No Opt. Call	A	6,104,078
815	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax	12/20 at 100.00	N/R	884,642
	Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39
16,358	Total Colorado			15,459,576
	Connecticut – 0.3%
936	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,055,892
	Bonds, Harbor Point Project, Series 2010A, 7.000%, 4/01/22
	District of Columbia – 0.4%
1,500	District of Columbia, Revenue Bonds, Center for Strategic and International Studies, Inc.,	3/21 at 100.00	BBB–	1,701,705
	Series 2011, 6.375%, 3/01/31
	Florida – 5.9%
1,745	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series	10/16 at 100.00	N/R	1,745,209
	2006A, 5.125%, 5/01/38
1,000	Bonterra Community Development District, Hialeah, Florida, Special Assessment Bonds,	5/27 at 100.00	N/R	1,028,310
	Assessment Area 2 Project, Series 2016, 4.500%, 5/01/34
2,000	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Ave Maria University,	6/23 at 100.00	BBB–	2,282,440
	Refunding Series 2013A, 5.625%, 6/01/33
975	Copperstone Community Development District, Manatee County, Florida, Capital Improvement	5/17 at 100.00	N/R	981,991
	Revenue Bonds, Series 2007, 5.200%, 5/01/38
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/21 at 100.00	BB–	1,185,010
	Charter School, Inc. Projects, Series 2011A, 7.500%, 6/15/33
600	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds,	11/16 at 100.00	BBB	606,516
	Shell Point/Alliance Obligated Group, Shell Point Village/Alliance Community Project, Series
	2006, 5.000%, 11/15/32
1,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Miami Children’s	8/20 at 100.00	A+	1,168,150
	Hospital, Series 2010A, 6.000%, 8/01/30
1,625	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	1,877,818
	2010A-1, 5.375%, 10/01/35
3,660	Miami-Dade County, Florida, Special Obligation Bonds, Capital Asset Acquisition Series 2009A,	4/19 at 100.00	AA	3,993,865
	5.125%, 4/01/34 – AGC Insured
1,500	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	10/20 at 100.00	AA	1,715,700
	5.375%, 10/01/40
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Jupiter Medical Center,
	Series 2013A:
1,000	5.000%, 11/01/33	11/22 at 100.00	BBB+	1,120,220
2,000	5.000%, 11/01/43	11/22 at 100.00	BBB+	2,228,320
425	Port Saint Lucie. Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	441,426
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
80	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/17 at 100.00	N/R	64,851
	Capital Appreciation, Series 2012A-2, 0.000%, 5/01/39 (8)
230	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/19 at 100.00	N/R	139,566
	Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (8)
95	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible,	5/22 at 100.00	N/R	42,808
	Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (8)
135	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series	5/18 at 100.00	N/R	1
	2007-3, 6.650%, 5/01/40 (6)
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing	5/18 at 100.00	N/R	15,367
	ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40 (6)
245	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/17 at 100.00	N/R	247,710
	2012A-1, 6.650%, 5/01/40
350	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	219,678
	2015-1, 0.000%, 5/01/40 (6)
215	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	114,412
	2015-2, 0.000%, 5/01/40 (6)
235	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series	5/18 at 100.00	N/R	2
	2015-3, 6.610%, 5/01/40 (6)
865	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	10/16 at 100.00	N/R	866,055
	5.400%, 5/01/37
1,080	Venetian Community Development District, Sarasota County, Florida, Capital Improvement Revenue	5/22 at 100.00	N/R	1,165,514
	Bonds, Series 2012-A2, 5.500%, 5/01/34
22,075	Total Florida			23,250,939
	Georgia – 4.4%
12,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2010C, 5.250%, 1/01/30 –	1/21 at 100.00	AA	14,070,000
	AGM Insured (UB)
640	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed,	1/19 at 100.00	A2	730,995
	7.500%, 1/01/31
555	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008B. Remarketed,	1/19 at 100.00	A2	630,924
	6.750%, 1/01/20
1,250	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air	6/20 at 100.00	Baa3	1,541,025
	Lines, Inc. Project, Series 2009A, 8.750%, 6/01/29
90	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/22	No Opt. Call	A	104,094
260	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2007A, 5.500%, 9/15/26	No Opt. Call	A	332,345
14,795	Total Georgia			17,409,383
	Guam – 1.3%
1,760	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	1,900,131
1,250	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/23 at 100.00	A–	1,461,863
	Series 2013, 5.500%, 7/01/43
1,500	Guam Power Authority, Revenue Bonds, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	AA	1,773,150
4,510	Total Guam			5,135,144
	Illinois – 13.6%
2,840	CenterPoint Intermodal Center Program Trust, Illinois, Class A Certificates, Series 2004,	12/16 at 100.00	N/R	2,845,652
	3.490%, 6/15/23
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1998B-1:
1,000	0.000%, 12/01/22 – NPFG Insured	No Opt. Call	AA–	810,860
1,000	0.000%, 12/01/27 – NPFG Insured	No Opt. Call	AA–	642,420
1,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2002B,	1/25 at 100.00	BBB+	1,047,990
	5.500%, 1/01/33
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2012C:
320	5.000%, 1/01/23	1/22 at 100.00	BBB+	335,133
160	5.000%, 1/01/25	No Opt. Call	BBB+	165,674
	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C:
3,470	5.000%, 1/01/24	No Opt. Call	BBB+	3,663,453
350	5.000%, 1/01/29	1/26 at 100.00	BBB+	360,056
2,000	Grundy County School District 54 Morris, Illinois, General Obligation Bonds, Refunding Series	12/21 at 100.00	AA	2,390,340
	2005, 6.000%, 12/01/24 – AGM Insured
3,000	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	3,016,590
	Corporation Project, Series 2010, 6.500%, 10/15/40
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust
	2016-XF2339:
1,605	18.987%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	2,469,646
1,540	15.476%, 9/01/38 (IF) (4)	9/22 at 100.00	BBB	2,205,080
645	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	BBB–	727,960
	6.125%, 5/15/27
355	Illinois Finance Authority, Revenue Bonds, Christian Homes Inc., Refunding Series 2010,	5/20 at 100.00	N/R (5)	424,665
	6.125%, 5/15/27 (Pre-refunded 5/15/20)
920	Illinois Finance Authority, Revenue Bonds, Friendship Village of Schaumburg, Series 2005A,	10/16 at 100.00	BB–	920,727
	5.375%, 2/15/25
4,000	Illinois Finance Authority, Revenue Bonds, Illinois Institute of Technology, Refunding Series	10/16 at 100.00	Baa3	4,000,440
	2006A, 5.000%, 4/01/36
1,000	Illinois Finance Authority, Revenue Bonds, Montgomery Place Project, Series 2006A,	5/17 at 100.00	N/R	1,012,250
	5.500%, 5/15/26
	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option
	Bond Trust 2015-XF0076:
690	16.697%, 8/15/37 (IF)	8/22 at 100.00	AA+	1,099,860
150	16.697%, 8/15/43 (IF)	8/22 at 100.00	AA+	236,916
1,975	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Tender Option Bonds	8/19 at 100.00	AA+	3,506,613
	Trust 16-XL0021, 25.749%, 8/15/39 (IF) (4)
1,000	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C,	5/20 at 100.00	AA–	1,108,970
	5.125%, 5/15/35
970	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	BBB	1,091,425
	Series 2009, 6.125%, 5/15/25
30	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding	5/19 at 100.00	N/R (5)	34,482
	Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA	561,535
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
455	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust	8/21 at 100.00	AA	920,251
	2015-XF0121, 25.135%, 8/15/41 – AGM Insured (IF) (4)
2,235	Illinois Finance Authority, Student Housing Revenue Bonds, MJH Education Assistance Illinois	10/16 at 100.00	Caa2	2,011,344
	IV LLC, Fullerton Village Project, Series 2004A, 5.000%, 6/01/24 (6)
1,590	Illinois Sports Facility Authority, State Tax Supported Bonds, Series 2001, 0.000%, 6/15/23 –	No Opt. Call	A	1,334,932
	AMBAC Insured
4,135	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2016B,	7/26 at 100.00	AA–	5,010,007
	5.000%, 1/01/41
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
2,685	5.250%, 1/01/30 (9)	10/16 at 100.00	D	818,818
1,515	5.250%, 1/01/36 (9)	10/16 at 100.00	D	462,014
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	3,137,800
	Project, Series 2002A, 0.000%, 12/15/29 (WI/DD, Settling 8/01/16) – NPFG Insured
1,000	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series	6/21 at 100.00	A–	1,200,190
	2010, 6.000%, 6/01/28
1,000	Springfield, Sangamon County, Illinois, Special Service Area, Legacy Pointe, Special	3/17 at 102.00	N/R	1,033,600
	Assessment Bonds, Series 2009, 7.875%, 3/01/32
2,500	Wauconda, Illinois, Special Service Area 1 Special Tax Bonds, Liberty Lake Project, Refunding	3/25 at 100.00	AA	2,944,400
	Series 2015, 5.000%, 3/01/33 – BAM Insured
52,635	Total Illinois			53,552,093
	Indiana – 1.4%
1,395	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	B–	1,380,966
	Educational Excellence, Inc., Series 2009A, 6.625%, 10/01/29
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	1,721,565
	Project, Series 2013A, 5.000%, 7/01/35 (Alternative Minimum Tax)
2,000	Vigo County Hospital Authority, Indiana, Hospital Revenue Bonds, Union Hospital, Inc., Series	9/21 at 100.00	N/R	2,420,480
	2011, 7.750%, 9/01/31
4,895	Total Indiana			5,523,011
	Iowa – 0.0%
155	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/23 at 100.00	B+	167,721
	Project, Series 2013, 5.250%, 12/01/25
	Kansas – 2.4%
3,000	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding	5/20 at 100.00	A	3,334,740
	Series 2010S, 5.000%, 5/15/30
1,130	Overland Park Development Corporation, Kansas, Second Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	1,136,317
	Convention Center, Series 2007B, 5.125%, 1/01/22 – AMBAC Insured
3,565	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate	No Opt. Call	N/R	3,459,939
	Project, Series 2012, 6.000%, 12/15/32
1,130	Washburn University of Topeka, Kansas, Revenue Bonds, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	A1	1,353,650
8,825	Total Kansas			9,284,646
	Kentucky – 0.3%
1,000	Hardin County, Kentucky, Hospital Revenue Bonds, Hardin Memorial Hospital Project, Series	8/23 at 100.00	AA	1,206,690
	2013, 5.700%, 8/01/39 – AGM Insured
	Louisiana – 4.1%
1,215	Louisiana Local Government Environmental Facilities and Community Development Authority,	10/25 at 100.00	AA	1,460,345
	Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative
	Student Facilities Inc. Project, Refunding Series 2015, 5.000%, 10/01/33
2,000	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General	5/20 at 100.00	A–	2,207,300
	Medical Center Project, Series 2010, 5.500%, 11/01/40
3,305	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008,	5/23 at 100.00	A3	3,573,234
	4.250%, 12/01/38
2,665	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation	12/21 at 100.00	N/R	3,055,956
	Project, Series 2011A, 7.750%, 12/15/31
	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding
	Series 2011:
985	5.250%, 10/01/28	10/21 at 100.00	BBB+	1,138,640
1,705	5.250%, 10/01/31	No Opt. Call	BBB+	1,960,562
1,165	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035,	5/20 at 100.00	AA	1,813,567
	Formerly Tender Option Bond Trust 11899, 16.901%, 5/01/39 (IF)
1,000	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	1,022,910
	5.125%, 6/01/37
14,040	Total Louisiana			16,232,514
	Maryland – 0.3%
875	Maryland State Economic Development Corporation, Private Activity Revenue Bonds, Purple Line	9/26 at 100.00	BBB+	1,061,568
	Light Rail Project, Green Bonds, Series 2016D, 5.000%, 3/31/41 (Alternative Minimum Tax)
	Massachusetts – 1.3%
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue,	12/26 at 100.00	A1	1,217,840
	Series 2016N, 5.000%, 12/01/46
1,815	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds Issue K Series	7/22 at 100.00	AA	1,972,252
	2013, 5.000%, 7/01/25 (Alternative Minimum Tax)
625	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	705,406
	2010A, 5.500%, 1/01/22
445	Massachusetts Educational Financing Authority, Student Loan Revenue Bonds, Issue I Series	1/20 at 100.00	AA	485,001
	2010B, 5.500%, 1/01/23 (Alternative Minimum Tax)
825	Massachusetts Housing Finance Agency, Housing Bonds, Series 2010C, 5.000%, 12/01/30	6/20 at 100.00	AA–	874,385
	(Alternative Minimum Tax)
4,710	Total Massachusetts			5,254,884
	Michigan – 1.6%
800	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 5.000%,	10/16 at 100.00	AA–	802,784
	7/01/36 – NPFG Insured
10	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2003A, 5.000%,	10/16 at 100.00	Baa1	10,033
	7/01/34 – NPFG Insured
2,865	Marysville Public School District, Saint Clair County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1 (5)	2,962,639
	School Building & Site Series 2007, 5.000%, 5/01/32 (Pre-refunded 5/01/17) – AGM Insured
2,100	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	2,398,893
	Refunding Series 2009, 5.750%, 11/15/39
5,775	Total Michigan			6,174,349
	Mississippi – 0.1%
310	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	10/16 at 100.00	BBB	319,889
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 0.7%
1,765	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of	4/25 at 100.00	A–	2,090,184
	Independence, Centerpoint Project, Refunding Series 2016B, 5.000%, 4/01/27 (WI/DD,
	Settling 8/02/16)
640	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/17 at 100.00	BBB–	656,922
	of West County, Series 2007A, 5.375%, 9/01/21
2,405	Total Missouri			2,747,106
	Nebraska – 0.3%
1,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA (5)	1,022,870
	2/01/43 (Pre-refunded 2/01/17)
	Nevada – 1.4%
2,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	2,245,460
	International Airport, Series 2010A, 5.000%, 7/01/30
1,670	Las Vegas, Nevada, General Obligation Bonds, Tender Option Bond Trust 2016-XF2312, Formerly	4/19 at 100.00	AA (5)	3,086,394
	Tender Option Bond Trust 3265, 30.320%, 4/01/39 (Pre-refunded 4/01/19) (IF) (4)
3,670	Total Nevada			5,331,854
	New Jersey – 2.1%
795	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	903,597
	Bonds, Series 2015, 5.250%, 6/15/40 (UB) (4)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/16 at 100.00	BB–	1,130,590
1,650	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	BB–	1,852,406
1,460	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare	7/26 at 100.00	Baa2	1,795,537
	System, Series 2016A, 5.000%, 7/01/34
1,130	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	1,187,867
	5.000%, 12/01/26
1,500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B+	1,516,095
	Series 2007-1A, 4.625%, 6/01/26
7,535	Total New Jersey			8,386,092
	New York – 3.5%
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,100	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,262,525
1,225	6.250%, 7/15/40	1/20 at 100.00	BBB–	1,415,818
2,500	6.375%, 7/15/43	1/20 at 100.00	BBB–	2,882,100
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	A–	1,179,030
	College, Series 2011, 6.000%, 6/01/34
500	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	564,295
	Center Project, Class 2 Series 2014, 5.150%, 11/15/34
1,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue,	No Opt. Call	A	1,349,020
	Series 2005, 5.250%, 10/01/35
2,105	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport	7/24 at 100.00	BBB	2,446,368
	Terminal B Redevelopment Project, Series 2016A, 5.250%, 1/01/50 (Alternative Minimum Tax)
265	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	Baa1	312,340
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
2,000	5.000%, 6/01/26	10/16 at 100.00	BB–	2,004,640
265	5.125%, 6/01/42	10/16 at 100.00	B–	264,041
11,960	Total New York			13,680,177
	Ohio – 9.8%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,000	5.125%, 6/01/24	6/17 at 100.00	B–	987,690
6,000	5.750%, 6/01/34	6/17 at 100.00	B–	5,972,998
6,500	5.875%, 6/01/47	6/17 at 100.00	B–	6,496,618
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB–	844,140
	Services, Improvement Series 2010A, 5.625%, 7/01/26
10,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015,	5/25 at 100.00	AA+	12,006,100
	5.000%, 5/15/40 (UB)
3,000	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,658,500
	2011A, 5.750%, 11/15/31
1,000	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard,	4/20 at 100.00	BBB–	1,119,990
	Refunding & improvement Series 2010, 6.375%, 4/01/30
1,670	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Tender Option Bond Trust	5/19 at 100.00	A–	2,857,988
	2016-XF2311, Formerly Tender Option Bond Trust 3260, 26.482%, 5/01/29 (IF) (4)
1,200	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	1,337,724
	Project, Series 2009E, 5.625%, 10/01/19
	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,
	Refunding Series 2016:
1,460	5.000%, 2/15/33	2/26 at 100.00	A2	1,789,756
1,455	5.000%, 2/15/34	2/26 at 100.00	A2	1,778,054
34,045	Total Ohio			38,849,558
	Pennsylvania – 6.1%
1,337	Aliquippa Municipal Water Authority, Pennsylvania, Water and Sewer Revenue Bonds, Subordinated	No Opt. Call	N/R	1,397,643
	Series 2013, 5.000%, 5/15/26
1,390	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	11/19 at 100.00	B	1,368,288
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24
1,500	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement	12/21 at 100.00	B	1,480,050
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.550%, 12/01/27
1,335	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley	10/16 at 100.00	B2	1,335,174
	General Hospital, Series 2005A, 5.125%, 4/01/35
1,070	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	1,076,869
	Steel Corporation, Series 2005, 5.500%, 11/01/16
150	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	BBB+	167,852
	Ministries Project, Series 2009, 6.125%, 1/01/29
1,350	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R (5)	1,526,459
	Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)
2,000	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	2,158,260
	Series 2009, 7.750%, 12/15/27
1,080	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	N/R (5)	1,797,098
	Bonds, New Regional Medical Center Project, Tender Option Bond Trust 62B, 16.886%, 8/01/24
	(Pre-refunded 8/01/20) (IF) (4)
1,000	Pennsylvania Economic Development Finance Authority, Solid Waste Disposal Revenue Bonds (USG	12/16 at 100.00	B+	1,000,460
	Corporation Project) Series 1999, 6.000%, 6/01/31 (Alternative Minimum Tax)
1,000	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	BBB+	1,108,360
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
1,200	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	1,312,128
	Foundation Student Housing Project, Series 2010, 5.800%, 7/01/30
130	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties	7/26 at 100.00	Baa3	153,258
	Inc. Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A,
	5.000%, 7/01/31 (WI/DD, Settling 8/01/16)
1,000	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	No Opt. Call	AA	1,199,940
	Philadelphia, Series 2006B, 5.000%, 6/01/27 – AGM Insured
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E:
3,530	0.000%, 12/01/30 (8)	12/27 at 100.00	A–	4,467,321
2,000	0.000%, 12/01/38 (8)	12/27 at 100.00	A–	2,529,440
21,072	Total Pennsylvania			24,078,600
	Puerto Rico – 0.7%
1,500	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds,	12/18 at 100.00	A+	1,614,765
	Modernization Series 2008, 5.125%, 12/01/27
1,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C,	No Opt. Call	Ca	1,061,600
	5.500%, 7/01/26 – AMBAC Insured
2,500	Total Puerto Rico			2,676,365
	Rhode Island – 0.3%
1,110	Providence Redevelopment Agency, Rhode Island, Revenue Bonds, Public Safety and Municipal	4/25 at 100.00	Baa2	1,303,384
	Building Projects, Refunding Series 2015A, 5.000%, 4/01/27
	South Carolina – 2.3%
7,500	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	12/26 at 100.00	AA–	9,107,250
	2016B, 5.000%, 12/01/41 (UB)
	Tennessee – 0.0%
155	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 5.000%, 2/01/24	No Opt. Call	A	186,778
	Texas – 4.4%
3,500	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	N/R	59,360
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax) (6)
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien
	Series 2016:
1,300	5.000%, 1/01/33 (WI/DD, Settling 8/09/16)	1/26 at 100.00	BBB	1,558,544
1,350	5.000%, 1/01/34 (WI/DD, Settling 8/09/16)	1/26 at 100.00	BBB	1,613,507
2,095	5.000%, 1/01/35 (WI/DD, Settling 8/09/16)	1/26 at 100.00	BBB	2,488,588
150	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	164,417
	Project, Series 2012B, 4.750%, 11/01/42
250	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series	10/18 at 103.00	BB–	267,240
	2016B, 5.750%, 10/01/31 (Alternative Minimum Tax)
1,800	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust	9/21 at 100.00	AA+	3,563,820
	11947, 23.081%, 9/01/41 (IF)
1,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden	12/21 at 100.00	N/R	885,860
	Home Inc., Series 2012, 7.250%, 12/15/47 (6)
455	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	BBB+	578,555
	Lien Series 2008D, 6.250%, 12/15/26
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,
	Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016:
1,275	5.000%, 12/31/50 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	1,489,697
805	5.000%, 12/31/55 (Alternative Minimum Tax)	12/25 at 100.00	Baa3	936,239
810	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility	12/19 at 100.00	Baa2	962,191
	Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009,
	6.875%, 12/31/39
1,000	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ	6/20 at 100.00	Baa3	1,201,590
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010, 7.000%, 6/30/34
1,500	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB (5)	1,570,230
	School Project, Series 2007A, 5.000%, 8/15/37 (Pre-refunded 8/15/17) – ACA Insured
17,290	Total Texas			17,339,838
	Utah – 0.3%
1,000	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BB	1,070,310
	School, Series 2010A, 6.250%, 7/15/30
	Vermont – 0.7%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Vermont Law School
	Project, Series 2011A:
1,000	6.125%, 1/01/28	1/21 at 100.00	N/R	1,060,520
1,760	6.250%, 1/01/33	1/21 at 100.00	N/R	1,860,091
2,760	Total Vermont			2,920,611
	Virgin Islands – 0.4%
1,480	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	1,492,254
	2014C, 5.000%, 10/01/20
	Virginia – 0.8%
2,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B–	1,954,960
	Series 2007B1, 5.000%, 6/01/47
1,010	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB	1,172,186
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
3,010	Total Virginia			3,127,146
	Washington – 2.0%
240	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds,	4/17 at 100.00	N/R	240,869
	Series 2013, 5.750%, 4/01/43
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	2,267,500
	Center, Series 2011A, 5.375%, 1/01/31
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A (5)	2,305,760
	Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Group Health Cooperative of	12/16 at 100.00	AA	1,013,340
	Puget Sound, Series 2006, 5.000%, 12/01/36 – RAAI Insured
2,000	Washington State Higher Education Facilities Authority, Revenue Bonds, Whitworth University,	10/19 at 100.00	Baa1	2,227,100
	Series 2009, 5.625%, 10/01/40
7,240	Total Washington			8,054,569
	West Virginia – 0.2%
750	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc.,	10/18 at 100.00	N/R	795,173
	Series 2008, 6.500%, 10/01/38
	Wisconsin – 10.3%
3,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2011-144A,	2/19 at 102.00	AA–	3,986,430
	6.500%, 2/01/31
2,905	Public Finance Authority of Wisconsin, Student Housing Revenue Bonds, Collegiate Housing	7/25 at 100.00	BBB–	3,303,944
	Foundation – Cullowhee LLC – Western California University Project, Series 2015A,
	5.000%, 7/01/35
1,000	Wisconsin Center District, Dedicated Tax Revenue Bonds, Refunding Senior Series 2003A,	No Opt. Call	AA	685,050
	0.000%, 12/15/31
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health,
	Series 2016A:
10,000	5.000%, 11/15/35 (UB) (4)	5/26 at 100.00	AA+	12,345,500
5,000	5.000%, 11/15/36 (UB) (4)	5/26 at 100.00	AA+	6,143,200
3,000	5.000%, 11/15/39 (UB) (4)	5/26 at 100.00	AA+	3,674,160
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit College, Series	6/20 at 100.00	Baa2	1,132,020
	2010A, 6.000%, 6/01/30
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	A–	546,065
	Inc., Series 2010B, 5.000%, 4/01/30
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community
	Health, Inc. Obligated Group, Tender Option Bond Trust 2015-XF0118:
1,000	20.477%, 4/01/34 (IF) (4)	4/19 at 100.00	AA–	1,426,400
1,290	15.482%, 4/01/42 (IF) (4)	10/22 at 100.00	AA–	1,770,422
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc.,	8/25 at 100.00	A3	30,576
	Refunding Series 2016, 5.000%, 2/15/28 (WI/DD, Settling 8/04/16)
1,090	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,235,995
	Living Communities, Refunding Series 2013, 5.000%, 8/15/43
2,500	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Tender Option Bond Trust	5/19 at 100.00	AA–	4,550,950
	2016-XL0020, 30.518%, 5/01/36 (IF) (4)
32,810	Total Wisconsin			40,830,712
	Wyoming – 0.7%
	Wyoming Community Development Authority, Student Housing Revenue Bonds, CHF-Wyoming,
	L.L.C. – University of Wyoming Project, Series 2011:
710	6.250%, 7/01/31	7/21 at 100.00	BBB	806,659
1,600	6.500%, 7/01/43	7/21 at 100.00	BBB	1,833,536
2,310	Total Wyoming			2,640,195
$ 373,135	Total Municipal Bonds (cost $368,679,462)			426,723,721

Shares	Description (1)			Value
	COMMON STOCKS – 0.7%

	Airlines – 0.7%
75,333	American Airlines Group Inc., (10)			$ 2,674,322
	Total Common Stocks (cost $2,340,765)			2,674,322
	Total Long-Term Investments (cost $371,020,227)			429,398,043

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2%

	MUNICIPAL BONDS – 0.2%

	Illinois – 0.2%
$ 1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Variable Rate Demand Obligations,	10/16 at 100.00	B+	$ 999,770
	Dedicated Revenues Series 2011C-1, 0.960%, 3/01/32 (Mandatory put 3/01/16) (11)
	Total Short-Term Investments (cost $996,250)			999,770
	Total Investments (cost $372,016,477) – 109.0%			430,397,813
	Floating Rate Obligations – (9.6)%			(37,720,000)
	Other Assets Less Liabilities – 0.6%			2,098,059
	Net Assets – 100%			$ 394,775,872

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$426,698,500	$25,221	$426,723,721
Common Stocks	2,674,322	—	—	2,674,322
Short-Term Investments:
Municipal Bonds	—	999,770	—	999,770
Total	$2,674,322	$427,698,270	$25,221	$430,397,813

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing difference in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $333,302,111.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$63,110,433
Depreciation	(3,734,344)
Net unrealized appreciation (depreciation) of investments	$59,376,089

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.
Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(9)	On May 7, 2015, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from
5.250% to 2.100%.
(10)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(11)	Investment has a maturity of greater than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect as of the end of the reporting period.
This rate changes periodically based on market conditions or a specified market index.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
(WI/DD)	Investment, or portion of investment purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended.
These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016